EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2021
EVENTS AFTER THE REPORTING DATE

17.	EVENTS AFTER THE REPORTING DATE

Management Incentive Plan

On February 2, 2022, the Parent Board approved the terms and conditions of a long-term incentive plan (the “LTIP”), which was approved by the Parent Shareholders at a meeting held on March 3, 2022. The main objective of the LTIP is to enhance the alignment between senior management and director interests with those of Codere Online and Parent Shareholders and to strengthen the retention and motivation of senior management and directors in the long term.

The LTIP is primarily for the benefit of certain existing and future senior managers of Parent and the Remunerated Directors and may include certain employees and independent contractors providing services to Codere Online. The beneficiaries will be proposed by the Chief Executive Officer of Parent and will be subject to approval by the Parent Board. Upon approval by the Parent Board, such beneficiaries will receive an invitation letter to participate in the LTIP. Beneficiaries will be required to accept the terms of a post-contractual non-compete and non-solicitation agreement to benefit from the terms of the LTIP.

Compensation under the LTIP will be based on the beneficiary’s expected role, responsibilities and contribution to the business of Parent, among other things. The LTIP includes compensation in the form of share options, restricted shares, and/or deferred payments payable depending upon the increase in Parent’s equity value. The share options will have an exercise price of $10.00 per Ordinary Share, subject to certain anti-dilution protections, and will be exercisable at the option of the beneficiary on a cash or cashless basis (subject to Parent’s option to net cash settle to avoid the dilutive impact from any such share option exercise) and will not be transferable by the beneficiary at any time. The restricted shares may also be net cash settled by Parent to avoid the dilutive impact from the issuance of restricted shares. Share options may be exercised, and restricted shares may be sold, following the later of (i) 90 days from the respective vesting date and (ii) December 31, 2023. The deferred payments will be paid at Parent’s option in cash or Ordinary Shares, will be calculated based on the operating and financial performance of Codere Online and will be payable after the end of the vesting period of the LTIP, subject to certain exceptions and acceleration events.

The total number of Ordinary Shares issuable to beneficiaries pursuant to the share options and restricted shares shall be limited to 5% of the total number of Ordinary Shares issued and outstanding at the time the LTIP was approved by the Parent Shareholders. Such limit will be increased by an amount equivalent to 0.2% of the total number of Ordinary Shares issued and outstanding on each December 31 through the end of the vesting period of the LTIP, to provide for additional capacity to grant awards to additional beneficiaries under the LTIP.

The incentives granted to the beneficiaries under the LTIP will be subject to a 5-year general vesting period, with 20% vesting per year, subject to certain exceptions and acceleration events, in order to promote the long-term retention of the beneficiaries.

Except in the case of a termination for gross misconduct, fraud or gross negligence, in which case the relevant beneficiary would forfeit all rights to both vested and unvested compensation under the LTIP, beneficiaries that cease to be employed by Codere Online or to provide services to Codere Online, as applicable, will retain all vested compensation up to the date of any such resignation or termination. Awards are subject to recovery by Codere Online under certain events, including as a result of a breach of the post-contractual non-compete or non-solicit or pursuant to applicable laws and regulations. Except as prohibited by applicable laws, the company may extend loans to beneficiaries to pay certain taxes due in connection with compensation under the LTIP.

The LTIP will be subject to the Spanish employment law as a significant part of the compensation under the LTIP will be awarded to beneficiaries located in Spain. The components of the LTIP may be subject to special terms and conditions depending on the location of the beneficiary.

The foregoing description of the LTIP does not purport to be complete and is qualified in its entirety by reference to the full text of the LTIP Master Agreement, which has been filed as an exhibit to this annual report.